Stock option plan - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Options outstanding
Beginning balance	3,690,058
Cancelled	(89,687)
Granted	688,997
Exercised	(173,035)
Ending balance	4,116,333	3,690,058
Exercisable	2,225,970
Vested and expected to vest	4,116,333
Weighted average exercise price
Beginning balance	$ 2.13
Cancelled	3.81
Granted	15.96
Exercised	2.24
Ending balance	4.41	$ 2.13
Exercisable	1.64
Vested and expected to vest	$ 4.41
Weighted average, Remaining contractual for life (Years)
Balance	7 years 9 months 18 days	8 years 4 months 24 days
Exercisable	7 years 2 months 12 days
Vested and expected to vest	7 years 9 months 18 days
Weighted average, Aggregate intrinsic value
Balance	$ 63,577	$ 17,463
Exercisable	40,523
Vested and expected to vest	$ 63,577